Share Based Compensation - Summary of the activity in the plan (Details) - $ / shares			12 Months Ended
	Dec. 31, 2021	Dec. 23, 2021	Dec. 22, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited , Shares	0
2021 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested ,Shares	0	0
Granted , Shares	6,472,617
Vested , Shares	0
Forfeited , Shares	0
Nonvested ,Shares	6,472,617		0
Nonvested	$ 0	$ 0
Granted	8.21	$ 8.21
Vested	0
Forfeited	0
Nonvested	$ 9.53		$ 0
Twenty Twenty Activity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested ,Shares			9,043	4,000
Granted , Shares				5,356
Vested , Shares				(313)
Forfeited , Shares				0
Nonvested ,Shares				9,043
Nonvested			$ 420.02	$ 515.09
Granted				358.15
Vested				570.20
Forfeited				0
Nonvested				$ 420.02
Twenty Twenty One Activity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested ,Shares	11,568	11,568	9,043
Granted , Shares			14,346
Vested , Shares			(1,115)
Forfeited , Shares			(10,706)
Nonvested ,Shares			11,568	9,043
Nonvested	$ 1,217.42	$ 1,217.42	$ 420.02
Granted			1,529.06
Vested			1,930.42
Forfeited			888.81
Nonvested			$ 1,217.42	$ 420.02